The Investment Company of America®
Investment portfolio
March 31, 2024
unaudited

Common stocks 95.95% Energy 2.18%	Shares	Value (000)
Baker Hughes Co., Class A	11,718,653	$392,575
Canadian Natural Resources, Ltd. (CAD denominated)	5,219,813	398,186
Chevron Corp.	2,553,896	402,852
ConocoPhillips	2,077,234	264,390
EOG Resources, Inc.	2,892,950	369,835
Exxon Mobil Corp.	3,830,621	445,271
Halliburton Co.	5,736,019	226,114
Pioneer Natural Resources Co.	748,268	196,420
TC Energy Corp. (CAD denominated)[1]	7,811,464	313,947
		3,009,590
Materials 3.93%
Air Products and Chemicals, Inc.	2,461,683	596,392
Albemarle Corp.[1]	1,526,595	201,114
ATI, Inc.[2]	883,157	45,191
Celanese Corp.[3]	7,590,967	1,304,584
Corteva, Inc.	4,288,286	247,305
Ecolab, Inc.	1,332,113	307,585
Freeport-McMoRan, Inc.	9,910,324	465,983
Linde PLC	4,830,893	2,243,080
		5,411,234
Industrials 15.68%
AB Volvo, Class B	473,917	12,844
Airbus SE, non-registered shares	1,417,051	260,994
AMETEK, Inc.	257,290	47,058
BAE Systems PLC	16,649,110	283,580
Boeing Co.[2]	5,350,246	1,032,544
Carrier Global Corp.	35,667,360	2,073,344
CSX Corp.	5,751,729	213,217
Dayforce, Inc.[2]	2,324,013	153,873
Delta Air Lines, Inc.	3,301,952	158,064
Equifax, Inc.	994,245	265,980
FedEx Corp.	1,484,415	430,094
FTAI Aviation, Ltd.	907,974	61,107
General Dynamics Corp.	2,262,011	638,996
General Electric Co.	36,222,801	6,358,188
Honeywell International, Inc.	603,389	123,846
Illinois Tool Works, Inc.	2,464,036	661,175
Ingersoll-Rand, Inc.	5,000,615	474,808
Lincoln Electric Holdings, Inc.	979,765	250,271
Northrop Grumman Corp.	1,302,961	623,675
Otis Worldwide Corp.	1,944,766	193,057
Paychex, Inc.	1,480,517	181,808
Rolls-Royce Holdings PLC[2]	28,767,691	154,931
RTX Corp.	31,589,005	3,080,876
The Investment Company of America — Page 1 of 10

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Safran SA	422,020	$95,635
SS&C Technologies Holdings, Inc.	2,339,209	150,575
TFI International, Inc.	3,268,847	521,250
TransDigm Group, Inc.	153,446	188,984
TransUnion	656,589	52,396
Uber Technologies, Inc.[2]	9,596,524	738,836
Union Pacific Corp.	922,916	226,973
United Airlines Holdings, Inc.[2]	1,374,202	65,797
United Rentals, Inc.	2,103,653	1,516,965
Waste Connections, Inc.	339,427	58,385
Waste Management, Inc.	1,191,914	254,056
		21,604,182
Consumer discretionary 10.02%
Amazon.com, Inc.[2]	26,999,336	4,870,140
Chipotle Mexican Grill, Inc.[2]	105,221	305,853
Compagnie Financière Richemont SA, Class A	850,233	129,630
D.R. Horton, Inc.	1,585,622	260,914
DoorDash, Inc., Class A2	1,160,971	159,889
General Motors Co.	8,031,392	364,224
Hilton Worldwide Holdings, Inc.	759,622	162,035
Home Depot, Inc.	4,679,385	1,795,012
Kering SA	221,416	87,512
LVMH Moët Hennessy-Louis Vuitton SE	87,189	78,421
Marriott International, Inc., Class A	1,148,860	289,869
McDonald’s Corp.	1,375,227	387,745
NIKE, Inc., Class B	317,337	29,823
Norwegian Cruise Line Holdings, Ltd.[2,3]	27,634,276	578,385
Restaurant Brands International, Inc.[1]	7,991,767	634,946
Royal Caribbean Cruises, Ltd.[2,3]	17,904,501	2,488,905
Starbucks Corp.	1,902,882	173,904
Stellantis NV	7,812,032	222,036
Tapestry, Inc.	3,891,601	184,773
Tesla, Inc.[2]	821,403	144,395
TJX Companies, Inc.	2,351,567	238,496
Tractor Supply Co.	246,387	64,485
YUM! Brands, Inc.	1,171,571	162,438
		13,813,830
Consumer staples 5.42%
Altria Group, Inc.	7,396,205	322,623
Anheuser-Busch InBev SA/NV	371,763	22,645
British American Tobacco PLC	75,161,385	2,282,451
Church & Dwight Co., Inc.	1,718,725	179,280
Constellation Brands, Inc., Class A	1,729,217	469,932
Danone SA	2,493,719	161,125
Dollar General Corp.	2,860,688	446,439
General Mills, Inc.	745,545	52,166
Imperial Brands PLC	12,784,263	285,601
Keurig Dr Pepper, Inc.	1,842,634	56,514
Kraft Heinz Co. (The)	1,256,399	46,361
Molson Coors Beverage Co., Class B, restricted voting shares	1,153,091	77,545
Mondelez International, Inc., Class A	3,511,762	245,823
Monster Beverage Corp.[2]	1,922,779	113,982
PepsiCo, Inc.	3,571,607	625,067
The Investment Company of America — Page 2 of 10

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Philip Morris International, Inc.	21,670,551	$1,985,456
Procter & Gamble Co.	634,936	103,018
		7,476,028
Health care 12.32%
Abbott Laboratories	23,501,646	2,671,197
AbbVie, Inc.	7,629,304	1,389,296
Amgen, Inc.	1,534,167	436,194
AstraZeneca PLC	1,391,277	187,506
AstraZeneca PLC (ADR)	775,469	52,538
Bristol-Myers Squibb Co.	3,587,406	194,545
Cencora, Inc.	1,465,728	356,157
CVS Health Corp.	653,787	52,146
Daiichi Sankyo Co., Ltd.	9,970,100	316,003
Danaher Corp.	2,784,150	695,258
DexCom, Inc.[2]	2,223,657	308,421
Elevance Health, Inc.	365,876	189,721
Eli Lilly and Co.	2,102,860	1,635,941
GE HealthCare Technologies, Inc.	21,059,590	1,914,527
Gilead Sciences, Inc.	10,522,113	770,745
Medtronic PLC	5,829,636	508,053
Novo Nordisk AS, Class B	5,390,498	687,120
Regeneron Pharmaceuticals, Inc.[2]	327,042	314,775
Sanofi	1,177,658	115,566
Stryker Corp.	1,464,192	523,991
Takeda Pharmaceutical Co., Ltd.	5,226,612	145,115
Thermo Fisher Scientific, Inc.	1,657,721	963,484
UnitedHealth Group, Inc.	3,871,691	1,915,326
Vertex Pharmaceuticals, Inc.[2]	1,513,966	632,853
		16,976,478
Financials 10.92%
AIA Group, Ltd.	35,400,400	237,679
American International Group, Inc.	20,427,870	1,596,847
Aon PLC, Class A	405,312	135,261
Arthur J. Gallagher & Co.	2,431,669	608,014
Berkshire Hathaway, Inc., Class B2	222,608	93,611
BlackRock, Inc.	1,034,927	862,819
Blackstone, Inc.	2,315,149	304,141
Blue Owl Capital, Inc., Class A	2,934,070	55,337
Capital One Financial Corp.	6,701,705	997,817
Chubb, Ltd.	3,123,458	809,382
CME Group, Inc., Class A	504,744	108,666
Fidelity National Information Services, Inc.	3,969,787	294,479
First Citizens BancShares, Inc., Class A	99,177	162,154
Great-West Lifeco, Inc.	9,444,190	302,036
ING Groep NV	38,324,954	630,374
JPMorgan Chase & Co.	7,333,688	1,468,938
KKR & Co., Inc.	5,309,915	534,071
Marsh & McLennan Companies, Inc.	1,342,529	276,534
Mastercard, Inc., Class A	5,837,978	2,811,395
Morgan Stanley	6,013,022	566,186
MSCI, Inc.	421,192	236,057
PNC Financial Services Group, Inc.	3,620,391	585,055
Progressive Corp.	148,265	30,664
The Investment Company of America — Page 3 of 10

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
S&P Global, Inc.	1,661,061	$706,698
Toast, Inc., Class A2	2,194,644	54,691
Truist Financial Corp.	1,631,099	63,580
Visa, Inc., Class A	984,706	274,812
Wells Fargo & Co.	4,176,098	242,047
		15,049,345
Information technology 22.42%
Accenture PLC, Class A	1,601,171	554,982
Adobe, Inc.[2]	894,057	451,141
Amphenol Corp., Class A	1,600,218	184,585
Apple, Inc.	14,034,412	2,406,621
Applied Materials, Inc.	3,850,167	794,020
Arista Networks, Inc.[2]	416,115	120,665
ASML Holding NV	407,750	392,480
Broadcom, Inc.	6,137,736	8,135,017
Cognizant Technology Solutions Corp., Class A	419,632	30,755
EPAM Systems, Inc.[2]	655,536	181,033
Intel Corp.	18,301,340	808,370
KLA Corp.	21,469	14,997
Micron Technology, Inc.	4,496,124	530,048
Microsoft Corp.	25,996,382	10,937,198
MicroStrategy, Inc., Class A1,2	30,798	52,497
NVIDIA Corp.	628,137	567,559
Palo Alto Networks, Inc.[2]	293,429	83,372
QUALCOMM, Inc.	429,121	72,650
Salesforce, Inc.	5,852,176	1,762,558
Samsung Electronics Co., Ltd.	2,451,970	147,164
SAP SE	1,214,318	236,415
ServiceNow, Inc.[2]	980,880	747,823
Shopify, Inc., Class A, subordinate voting shares[2]	311,426	24,033
Snowflake, Inc., Class A2	604,843	97,743
Taiwan Semiconductor Manufacturing Co., Ltd.	15,570,767	374,144
Texas Instruments, Inc.	6,159,301	1,073,012
Trimble, Inc.[2]	752,660	48,441
Zscaler, Inc.[2]	360,567	69,456
		30,898,779
Communication services 9.94%
Alphabet, Inc., Class A2	21,125,654	3,188,495
Alphabet, Inc., Class C2	19,024,531	2,896,675
Charter Communications, Inc., Class A2	225,036	65,402
Comcast Corp., Class A	15,690,772	680,195
Meta Platforms, Inc., Class A	11,800,936	5,730,298
Netflix, Inc.[2]	1,601,500	972,639
Take-Two Interactive Software, Inc.[2]	627,228	93,137
T-Mobile US, Inc.	466,484	76,140
		13,702,981
Utilities 2.10%
AES Corp.	10,156,315	182,103
CenterPoint Energy, Inc.	4,961,296	141,347
CMS Energy Corp.	1,491,384	89,990
Constellation Energy Corp.	1,364,764	252,277
DTE Energy Co.	1,180,357	132,365
The Investment Company of America — Page 4 of 10

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
Edison International	9,280,979	$656,444
Entergy Corp.	1,661,097	175,545
NextEra Energy, Inc.	10,180,249	650,620
PG&E Corp.	7,509,748	125,863
Pinnacle West Capital Corp.	1,955,942	146,167
Public Service Enterprise Group, Inc.	669,977	44,741
Sempra	4,052,821	291,114
		2,888,576
Real estate 1.02%
American Tower Corp. REIT	1,495,124	295,421
CoStar Group, Inc.[2]	2,992,706	289,095
Equinix, Inc. REIT	148,441	122,513
Prologis, Inc. REIT	1,522,305	198,235
VICI Properties, Inc. REIT	8,776,560	261,454
Welltower, Inc. REIT	2,500,040	233,604
		1,400,322
Total common stocks (cost: $65,748,390,000)		132,231,345
Preferred securities 0.06% Financials 0.06%
Fannie Mae, Series O, 7.00% noncumulative preferred shares[2]	4,815,256	32,599
Fannie Mae, Series P, (3-month USD-LIBOR + 0.75%) 6.288% noncumulative preferred shares[2,4,5]	565,000	1,865
Fannie Mae, Series R, 7.625% noncumulative preferred shares[2]	2,946,415	9,871
Fannie Mae, Series T, 8.25% noncumulative preferred shares[2]	9,922,867	37,508
Federal Home Loan Mortgage Corp., Series V, 5.57% noncumulative preferred shares[2]	1,818,512	5,819
Total preferred securities (cost: $47,694,000)		87,662
Convertible stocks 0.05% Utilities 0.05%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[1]	1,678,609	65,348
Total convertible stocks (cost: $81,646,000)		65,348
Bonds, notes & other debt instruments 0.07% Corporate bonds, notes & loans 0.07% Consumer discretionary 0.05%	Principal amount (000)
Ford Motor Credit Co., LLC 5.125% 6/16/2025	USD24,416	24,204
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[3,6]	20,954	22,196
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[3,6]	17,415	18,690
		65,090
Industrials 0.02%
TransDigm, Inc. 4.875% 5/1/2029	27,570	25,678
Total corporate bonds, notes & loans		90,768
Total bonds, notes & other debt instruments (cost: $86,182,000)		90,768
The Investment Company of America — Page 5 of 10

unaudited
Short-term securities 3.85% Money market investments 3.62%	Shares	Value (000)
Capital Group Central Cash Fund 5.37%[3,7]	49,929,657	$4,990,969
Money market investments purchased with collateral from securities on loan 0.23%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%[7,8]	46,900,000	46,900
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.20%[7,8]	43,800,000	43,800
Capital Group Central Cash Fund 5.37%[3,7,8]	369,583	36,943
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[7,8]	35,217,867	35,218
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.22%[7,8]	34,400,000	34,400
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.20%[7,8]	31,300,000	31,300
Fidelity Investments Money Market Government Portfolio, Class I 5.21%[7,8]	31,300,000	31,300
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.20%[7,8]	31,300,000	31,300
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.26%[7,8]	21,900,000	21,900
		313,061
Total short-term securities (cost: $5,305,853,000)		5,304,030
Total investment securities 99.98% (cost: $71,269,765,000)		137,779,153
Other assets less liabilities 0.02%		30,830
Net assets 100.00%		$137,809,983
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Common stocks 3.17%
Materials 0.95%
Celanese Corp.	$1,180,134	$—	$686	$219	$124,917	$1,304,584	$5,314
Consumer discretionary 2.22%
Royal Caribbean Cruises, Ltd.[2]	2,299,588	19,506	1,357	1,103	170,065	2,488,905	—
Norwegian Cruise Line Holdings, Ltd.[2]	554,131	—	302	43	24,513	578,385	—
						3,067,290
Total common stocks						4,371,874
Bonds, notes & other debt instruments 0.03%
Consumer discretionary 0.03%
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[6]	22,281	—	—	—	(85)	22,196	431
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[6]	18,743	—	—	—	(53)	18,690	402
						40,886
Short-term securities 3.65%
Money market investments 3.62%
Capital Group Central Cash Fund 5.37%[7]	3,946,495	3,776,824	2,730,602	161	(1,909)	4,990,969	61,943
The Investment Company of America — Page 6 of 10

unaudited
Investments in affiliates3 (continued)

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 5.37%[7,8]	$12,942	$24,001 [9]	$	$		$$36,943	$— [10]
Total short-term securities						5,027,912
Total 6.85%				$1,526	$317,448	$9,440,672	$68,090

[1]	All or a portion of this security was on loan. The total value of all such securities was $495,958,000, which represented .36% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[5]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $40,886,000, which represented .03% of the net assets of the fund.

[7]	Rate represents the seven-day yield at 3/31/2024.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
The Investment Company of America — Page 7 of 10

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The Investment Company of America — Page 8 of 10

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$3,009,590	$—	$—	$3,009,590
Materials	5,411,234	—	—	5,411,234
Industrials	21,604,182	—	—	21,604,182
Consumer discretionary	13,813,830	—	—	13,813,830
Consumer staples	7,476,028	—	—	7,476,028
Health care	16,976,478	—	—	16,976,478
Financials	15,049,345	—	—	15,049,345
Information technology	30,898,779	—	—	30,898,779
Communication services	13,702,981	—	—	13,702,981
Utilities	2,888,576	—	—	2,888,576
Real estate	1,400,322	—	—	1,400,322
Preferred securities	53,198	34,464	—	87,662
Convertible stocks	65,348	—	—	65,348
Bonds, notes & other debt instruments	—	90,768	—	90,768
Short-term securities	5,304,030	—	—	5,304,030
Total	$137,653,921	$125,232	$—	$137,779,153

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
LIBOR = London Interbank Offered Rate
REIT = Real Estate Investment Trust
USD = U.S. dollars
The Investment Company of America — Page 9 of 10

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-004-0524O-S96448
The Investment Company of America — Page 10 of 10